Contingencies and Commitments	12 Months Ended
Dec. 31, 2023
Contingencies and Commitments [Abstract]
Contingencies and Commitments
28.	Contingencies and Commitments:

(a)	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:

(a.1)	Contingent loans:

	2023	2022
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	351,531	348,774

Letters of credit for goods circulation operations	350,604	424,195

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,209,109	2,230,917
Transactions related to contingent events in foreign currency	431,188	466,691

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account — commercial loans	1,581,711	1,396,659
Balance of lines of credit on credit card — commercial loans	317,560	290,950
Balance of lines of credit and agreed overdraft in current account — consumer loans	1,476,241	1,457,303
Balance of lines of credit on credit card — consumer loans	6,708,946	6,202,951
Balance of lines of credit and agreed overdraft in current account — due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	120,545	72,355

Other credit commitments	—	—

Total	13,547,435	12,890,795

(a.2)	Responsibilities assumed to meet customer needs:

	2023	2022
	MCh$	MCh$
Transactions on behalf of third parties
Collections	176,146	174,238
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	921,105	766,706
Subtotal	1,097,251	940,944

Securities custody
Securities safekept by a banking subsidiary	6,267,729	5,593,924
Securities safekept by the Bank	3,133,770	3,646,536
Securities safekept deposited in another entity	17,238,292	14,855,338
Securities issued by the bank	—	—
Subtotal	26,639,791	24,095,798

Total	27,737,042	25,036,742

(b)	Lawsuits and legal proceedings:

(b.1)	Normal judicial contingencies in the industry:

At the date of issuance of these Consolidated Financial Statements, there are legal actions filed against the Bank related with the ordinary course operations. As of December 31, 2023, the Bank maintain provisions for judicial contingencies amounting to Ch$1,173 million (Ch$1,790 million as of December 2022), which are part of the item “Provisions for contingencies” in the Statement of Financial Position.

The estimated end dates of the respective legal contingencies are as follows:

	As of December 31, 2023
	2024	2025	2026	2027	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	882	291	—	—	1,173

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2023 and 2022, there are not significant lawsuits in court that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted by operations:

(i)	In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with Article No, 12 of Law No. 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established, and in such role the Bank has issued bank guarantees totaling UF 3,284,000 maturing January 5, 2024 (UF 4,153,500, maturing on January 6, 2023). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 915,300.

As of December 31, 2023 and 2022, the Bank has not guaranteed mutual funds.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as broker-dealer entity, in conformity with the provisions from Article 30 and subsequent of Law No. 18,045 on Securities Markets, the subsidiary established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros Generales S.A., that matures April 22, 2024, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditor representative.

	2023	2022
Guarantees:	MCh$	MCh$
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	17,070	15,840
Electronic Chilean Securities Exchange, Stock Exchange	11,432	10,323

Fixed income securities to guarantee CCLV system	7,820	9,983
Fixed income securities as collateral for the Santiago Stock Exchange	2,142	—

Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange	—	—

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	2,350	7,992

Cash guarantees received for operations with derivatives	1,062	743
Cash guarantees for operations with derivatives	6,142	1,443

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	189	273
Depósito Central de Valores S.A.	276	1,363

Financial intermediation securities received for operations with derivatives
Internal custody	—	238

Total	48,483	48,198

In conformity with the internal regulation of the stock exchanges in which it participates, and for the purpose of ensuring its proper performance, the Company maintains in favor of the Santiago Stock Exchange a guarantee in fixed income financial instruments equivalent to Ch$2,142 million. It also maintains a pledge in favor of the Electronic Stock Exchange for three hundred thousand shares of said institution.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Chubb Seguros Chile S.A. that expires June 30, 2024, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$20,000,000.

It also provided a bank guarantee in the amount of UF 311,400 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 8, 2024.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker, additionally, there are US$1,202,005.26 for short sale operations.

A guarantee corresponding to UF 10,000 has been constituted, to guarantee compliance with the fund's investment portfolio management service contract. Said guarantee corresponds to a non-endorsable fixed-term readjustable bond in UF issued by Banco de Chile with validity until January 27, 2026.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article 58, letter D of D.F.L. 251, as of December 31, 2023 the entity maintains two insurance policies with effect from April 15, 2023 to April 14, 2024 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are:

Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000

(d)	Exempt Resolution No. 270 dated October 30, 2014, the Superintendency of Securities and Insurance (current Commission for the Financial Market) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law, said company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500. The judgment indicated has been subject to cassation appeals filed by both parties, which are pending before the Illustrious Court of Appeals of Santiago. On August 21, 2023, the hearing of the case took place, which is currently in agreement.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.